Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Input value-added tax and other taxes	$ 57,983	$ 1,073,509
Prepayments	2,478,146	72,583
Advances to suppliers	1,727,983	35,476
Costs to obtain contract - net	76,527	1,132,929
Refundable deposits	79,154	74,330
Other deposits	118,230	118,230
Total	$ 4,538,023	$ 2,507,057